UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
Report Type (Check only one.):    August 14, 2008

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.




                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  26
Form 13F Information Table Value (x $1000) Total:  $847253

       FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ _______ ___ ____ _______ ___________ ________ ________ ______
ALCOA INC                    CALL             013817903     2846   79900 SH       SOLE                   79900        0
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105    49385  936200 SH       SOLE                  936200        0        0
BROADRIDGE FINL SOLUTIONS IN COM              11133T103    50792 2412900 SH       SOLE                 2412900        0        0
CME GROUP INC                COM              12572Q105    67924  177260 SH       SOLE                  177260        0        0
CSX CORP                     COM              126408103    53891  858000 SH       SOLE                  858000        0
CORRECTIONS CORP AMER NEW    COM NEW          22025Y407    42831 1559200 SH       SOLE                 1559200        0        0
COVANTA HLDG CORP            COM              22282E102    51536 1930900 SH       SOLE                 1930900        0        0
FISERV INC                   COM              337738108    51323 1131200 SH       SOLE                 1131200        0        0
GOODYEAR TIRE & RUBR CO      COM              382550101     1783  100000 SH       SOLE                  100000        0
GOOGLE INC                   CL A             38259P508    48273   91700 SH       SOLE                   91700        0        0
GRUPO AEROPORTUARIO DEL SURE SPON ADR SER B   40051E202    28974  562600 SH       SOLE                  562600        0        0
HUNTSMAN CORP                COM              447011107      798   70000 SH       SOLE                   70000        0
ISHARES TR                   PUT              464287952     6905  100000 SH       SOLE                  100000        0
LAMAR ADVERTISING CO         CL A             512815101    59223 1643700 SH       SOLE                 1643700        0        0
LINN ENERGY LLC              UNIT LTD LIAB    536020100    14574  586469 SH       SOLE                  586469        0        0
LORILLARD INC                COM              544147101    98612 1425857 SH       SOLE                 1425857        0        0
LORILLARD INC                PUT              544147952     2075   30000 SH       SOLE                   30000        0
MASTERCARD INC               CL A             57636Q104    37359  140700 SH       SOLE                  140700        0        0
MICROSOFT CORP               COM              594918104     1376   50000 SH       SOLE                   50000        0
PFIZER INC                   CALL             717081905     4368  250000 SH       SOLE                  250000        0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    16103  182000 SH       SOLE                  182000        0
SELECT SECTOR SPDR TR        CALL             81369Y902     5309   60000 SH       SOLE                   60000        0
TERRESTAR CORP               COM              881451108      398  100000 SH       SOLE                  100000        0
UNION PAC CORP               COM              907818108    54549  722500 SH       SOLE                  722500        0        0
WELLPOINT INC                COM              94973V107    82538 1731800 SH       SOLE                 1731800        0        0
WELLPOINT INC                CALL             94973V909    13512  283500 SH       SOLE                  283500        0